ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Canada — 2.9%
Industrials — 1.3%
ATS*	507,884	$13,785,548

Information Technology — 1.6%
Celestica*	141,907	17,581,476
		31,367,024

China — 2.6%
Industrials — 2.6%
Airtac International Group	658,794	17,532,681
Estun Automation, Cl A	1,474,400	3,683,691
Han's Laser Technology Industry Group, Cl A	1,132,200	3,994,506
Shenzhen Inovance Technology, Cl A	369,300	3,059,813
		28,270,691

Finland — 2.1%
Industrials — 2.1%
Cargotec, Cl B	210,840	10,520,630
Kalmar, Cl B*	363,832	12,313,063
		22,833,693

Germany — 7.6%
Industrials — 6.3%
Duerr	519,020	12,895,242
GEA Group	310,378	16,471,539
KION Group	260,410	9,769,943
Krones	121,285	16,642,882
Siemens	59,323	12,793,343
		68,572,949

Information Technology — 1.3%
Jenoptik	652,297	14,728,303
		83,301,252

Japan — 22.2%
Industrials — 18.1%
Daifuku	742,300	15,421,241
Daihen	233,600	10,756,009
FANUC	719,400	21,644,718
Fuji Machine Manufacturing	1,090,200	16,565,971
Harmonic Drive Systems(A)	1,242,800	36,035,983
Mitsubishi Electric	761,300	12,642,447
Nabtesco	796,600	14,332,112
Shibaura Machine(A)	436,500	10,105,602
SMC	35,200	13,384,411
THK	549,200	13,658,180
Toyota Industries	185,600	15,611,495
Yaskawa Electric(A)	587,900	17,232,665
		197,390,834

Information Technology — 4.1%
Keyence	36,000	15,634,485
Omron	419,900	13,937,914
Description	Shares	Fair Value

Japan — continued
Information Technology — continued
Yokogawa Electric	680,800	$15,053,660
		44,626,059
		242,016,893
Jersey — 1.1%
Consumer Discretionary — 1.1%
Aptiv PLC*	192,270	12,001,493

Norway — 1.1%
Industrials — 1.1%
AutoStore Holdings(A)*	13,102,888	11,822,782

South Korea — 2.7%
Industrials — 1.4%
Doosan Robotics*	316,969	14,615,914

Information Technology — 1.3%
Koh Young Technology*	1,267,263	14,259,979
		28,875,893
Sweden — 2.7%
Health Care — 1.0%
Elekta, Cl B	1,927,214	11,457,665

Information Technology — 1.7%
Hexagon, Cl B	1,540,124	18,048,083
		29,505,748
Switzerland — 2.8%
Industrials — 2.8%
ABB	246,701	13,570,525
Kardex Holding	56,103	17,453,992
		31,024,517

Taiwan — 5.3%
Industrials — 1.8%
Hiwin Technologies	2,137,970	19,140,345

Information Technology — 3.5%
Advantech	1,249,405	14,468,482
Delta Electronics	993,678	13,283,248
Hon Hai Precision Industry	1,924,193	10,582,826
		38,334,556
		57,474,901
United Kingdom — 2.8%
Information Technology — 2.8%
Raspberry PI Holdings PLC(A)*	1,585,579	15,091,371
Renishaw PLC	353,782	15,847,218
		30,938,589

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value
United States — 43.9%
Consumer Discretionary — 1.0%
Serve Robotics(A)*	669,018	$11,099,009

Health Care — 7.6%
Azenta*	356,401	19,263,474
Globus Medical, Cl A*	156,009	14,465,155
Illumina*	116,518	15,466,599
Intuitive Surgical*	34,730	19,861,392
Omnicell*	301,280	13,554,587
		82,611,207

Industrials — 14.9%
3D Systems*	3,190,950	11,487,420
Deere	31,859	15,182,725
Emerson Electric	121,133	15,741,233
GXO Logistics*	217,093	9,866,877
Joby Aviation(A)*	1,308,256	10,806,194
John Bean Technologies(A)	122,955	16,353,015
Nordson(A)	60,488	13,320,667
nVent Electric PLC	134,250	8,738,332
Rockwell Automation	61,795	17,205,582
Schneider Electric	54,281	13,844,632
Stratasys*	1,394,631	12,984,015
Symbotic, Cl A(A)*	574,496	16,861,458
		162,392,150

Information Technology — 20.4%
Ambarella*	233,281	17,897,318
Autodesk*	39,137	12,184,914
Cadence Design Systems*	44,136	13,135,756
Cognex	382,212	15,250,259
IPG Photonics*	226,885	16,637,477
Manhattan Associates*	47,380	9,882,994
Microchip Technology	193,446	10,504,118
Novanta*	115,356	17,264,179
NVIDIA	108,032	12,971,402
PTC*	68,026	13,161,670
QUALCOMM	81,491	14,092,239
Samsara, Cl A*	288,911	14,878,917
ServiceNow*	10,116	10,301,932
Teradyne	145,977	16,902,677
Trimble Navigation*	178,747	13,398,875
Zebra Technologies, Cl A*	37,361	14,643,270
		223,107,997
		479,210,363
Total Common Stock
(Cost $969,799,381)		1,088,643,839

SHORT-TERM INVESTMENTS — 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 4.33%(B)(C)	44,852,702	44,852,702
Description	Shares	Fair Value

Invesco Government & Agency Portfolio, Institutional Class, 4.33%(B)	236,149	$236,149

Total Short-Term Investments
(Cost $45,088,851)		45,088,851

Total Investments - 103.9%
(Cost $1,014,888,232)		$1,133,732,690

Percentages based on Net Assets of $1,090,681,450.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 was $66,495,609.
(B)	The rate shown is the 7-day effective yield as of January 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2025 was $44,852,702. The total value of non-cash collateral held from securities on loan as of January 31, 2025 was $23,803,069.

Cl – Class

PLC – Public Limited Compamy

ROB-QH-001-2300